UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                   PLACEPLACETYPEWASHINGTON, STATED.C.  20549


                                    FORM 13F


                              FORM 13F COVER PAGE


Report for the quarter ended:     June 30, 2010

Check here if Amendment [_];  Amendment Number

This amendment (check only one.):     [_] is a restatement.

                                      [_] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:     Summit Partners, L.P.

Address:  222 Berkeley St., 18th Floor

          Boston, MA 02116


Form 13F File Number: 28-11703


The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name:      Robin Devereux

           --------------

Title:     Power of Attorney for Martin J. Mannion, Member of Summit Master

           ----------------------------------------------------------------

           Company, LLC , General Partner

           ------------------------------

Phone:     (617) 824-1000

           --------------


Signature, Place and Date of Signing:


/s/ Robin Devereux                  Boston, MA                August 3, 2010

--------------------------      -------------------          -------------------

(Signature)                        (City, State)                    (Date)



Report Type (Check only one):


[X]  13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[_]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[_]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers          0

                                           -----------

Form 13F Information Table Entry Total     1

                                           -----------

Form 13F Information Table Value Total     $46,005

                                           -----------

                                           (thousands)




List of Other Included Managers:           None

                           FORM 13F INFORMATION TABLE




                                                      FORM 13F INFORMATION TABLE



     COLUMN 1        COLUMN 2    COLUMN 3    COLUMN 4            COLUMN 5          COLUMN 6   COLUMN 7              COLUMN 8

     --------        --------    --------    --------    -----------------------   --------   --------     -------------------------



                     TITLE OF                 VALUE      SHRS OR      SH/   PUT/  INVESTMENT   OTHER            VOTING AUTHORITY

  NAME OF ISSUER      CLASS       CUSIP      (x1000)     PRN AMNT     PRN   CALL  DISCRETION   MANAGER     SOLE       SHARED    NONE

  --------------      -----       -----      -------     --------     ---   ----  ----------   -------     ----       ------    ----


Global Cash Access

Holdings, Inc.        Common    378967103   46,005      6,380,734.66  SH          SOLE         N/A         6,380,734.66

